UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced S&P 500 Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
         Enhanced S&P 500 Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

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                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                             5,200     The B.F. Goodrich Company                              $    154,388
                                                      39,200     The Boeing Company                                        1,651,888
                                                      20,600     Honeywell International Inc.                                688,658
                                                      15,200     Lockheed Martin Corporation                                 781,280
                                                       3,500     Northrop Grumman Corporation                                334,600
                                                      10,500     Raytheon Company                                            315,420
                                                       4,100     Rockwell Collins, Inc.                                      123,123
                                                      11,200     United Technologies Corporation                           1,061,424
                                                                                                                        ------------
                                                                                                                           5,110,781

------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                         7,500     FedEx Corp.                                                 506,250
                                                      11,400     Ryder System, Inc.                                          389,310
                                                      18,700     United Parcel Service, Inc. (Class B)                     1,394,085
                                                                                                                        ------------
                                                                                                                           2,289,645

------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                                        3,200     Delta Air Lines, Inc.                                        37,792
                                                      53,100     Southwest Airlines Co.                                      857,034
                                                                                                                        ------------
                                                                                                                             894,826

------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                 1,600     Cooper Tire & Rubber Company                                 34,208
                                                       3,300     Dana Corporation                                             60,555
                                                      14,300     Delphi Automotive Systems Corporation                       146,003
                                                       4,500   + The Goodyear Tire & Rubber Company                           35,370
                                                       2,200     Johnson Controls, Inc.                                      255,464
                                                       2,700     Visteon Corporation                                          28,107
                                                                                                                        ------------
                                                                                                                             559,707

------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.3%                                    97,200     Ford Motor Company                                        1,555,200
                                                      16,000     General Motors Corporation                                  854,400
                                                      22,200     Harley-Davidson, Inc.                                     1,055,166
                                                                                                                        ------------
                                                                                                                           3,464,766

------------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%                                         900     Adolph Coors Company (Class B)                               50,490
                                                      13,700     Anheuser-Busch Companies, Inc.                              721,716
                                                         400     Brown-Forman Corporation (Class B)                           37,380
                                                      60,000     The Coca-Cola Company                                     3,045,000
                                                      10,700     Coca-Cola Enterprises Inc.                                  234,009
                                                       3,500     The Pepsi Bottling Group, Inc.                               84,630
                                                      41,410     PepsiCo, Inc.                                             1,930,534
                                                                                                                        ------------
                                                                                                                           6,103,759

------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                                  25,780   + Amgen Inc.                                                1,593,204
                                                       8,510   + Biogen Idec Inc.                                            312,998
                                                       3,500   + Chiron Corporation                                          199,465
                                                       7,400   + Genzyme Corporation                                         365,116
                                                       4,500   + MedImmune, Inc.                                             114,300
                                                                                                                        ------------
                                                                                                                           2,585,083

------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                               1,700   + American Standard Companies, Inc.                           171,190
                                                      11,800     Masco Corporation                                           323,438
                                                                                                                        ------------
                                                                                                                             494,628

------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.2%                                16,500     The Bank of New York Company, Inc.                          546,480
                                                       2,400     The Bear Stearns Companies Inc.                             191,880
                                                      83,200     The Charles Schwab Corporation                              985,088
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
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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets (concluded)                            2,600     Federated Investors, Inc. (Class B)                    $     76,336
                                                       6,400     Franklin Resources, Inc.                                    333,184
                                                      11,400     The Goldman Sachs Group, Inc.                             1,125,522
                                                      51,190     J.P. Morgan Chase & Co.                                   1,880,209
                                                       9,800     Janus Capital Group Inc.                                    160,818
                                                       8,049     Lehman Brothers Holdings, Inc.                              621,544
                                                       7,300     Mellon Financial Corporation                                234,403
                                                       2,600     Merrill Lynch & Co., Inc.(a)                                152,490
                                                      27,400     Morgan Stanley                                            1,585,638
                                                       3,300     Northern Trust Corporation                                  153,186
                                                       8,400     State Street Corporation                                    437,472
                                                       5,300     T. Rowe Price Group Inc.                                    251,273
                                                           3     UBS AG (Registered)                                             204
                                                                                                                        ------------
                                                                                                                           8,735,727

------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                                       3,900     Air Products and Chemicals, Inc.                            206,037
                                                      23,194     The Dow Chemical Company                                    964,175
                                                      25,800     E.I. du Pont de Nemours and Company                       1,183,962
                                                       1,700     Eastman Chemical Company                                     67,201
                                                       4,000     Ecolab Inc.                                                 109,480
                                                       2,600     Engelhard Corporation                                        77,870
                                                       1,300     Great Lakes Chemical Corporation                             35,347
                                                       2,900   + Hercules Incorporated                                        35,380
                                                         400     International Flavors & Fragrances  Inc.                     13,968
                                                      31,600     Monsanto Company                                            909,448
                                                       4,700     PPG Industries, Inc.                                        300,894
                                                       4,000     Praxair, Inc.                                               152,800
                                                       2,900     Rohm and Haas Company                                       123,859
                                                                                                                        ------------
                                                                                                                           4,180,421

------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.0%                                8,500     AmSouth Bancorporation                                      208,250
                                                      11,225     BB&T Corporation                                            433,734
                                                      33,683     Bank of America Corporation                               2,709,124
                                                      26,000     Bank One Corporation                                      1,185,340
                                                       5,397     Charter One Financial, Inc.                                 186,466
                                                       2,800     Comerica  Incorporated                                      156,968
                                                      13,734     Fifth Third Bancorp                                         811,679
                                                       3,200     First Tennessee National Corporation                        141,120
                                                      28,717     FleetBoston Financial Corporation                         1,253,497
                                                       1,700     Huntington Bancshares Incorporated                           38,250
                                                       7,100     KeyCorp                                                     208,172
                                                       5,200     Marshall & Ilsley Corporation                               198,900
                                                      38,900     National City Corporation                                 1,320,266
                                                       3,900     North Fork Bancorporation                                   157,833
                                                       8,400     PNC Bank Corp.                                              459,732
                                                       5,300     Regions Financial Corporation                               197,160
                                                       6,868     SouthTrust Corporation                                      224,790
                                                       7,100     SunTrust Banks, Inc.                                        507,650
                                                       4,000     Synovus Financial Corp.                                     115,680
                                                      48,454     U.S. Bancorp                                              1,442,960
                                                       2,000     Union Planters Corporation                                   62,980
                                                      33,600     Wachovia Corporation                                      1,565,424
                                                      42,255     Wells Fargo & Company                                     2,488,397
                                                       2,200     Zions Bancorporation                                        134,926
                                                                                                                        ------------
                                                                                                                          16,209,298

------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.8%                  5,400   + Allied Waste Industries, Inc.                                74,952
                                                       4,400   + Apollo Group, Inc. (Class A)                                299,200
                                                       1,200     Avery Dennison Corporation                                   67,224
                                                         100   + Cendant Corporation                                           2,227
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SCHEDULE OF INVESTMENTS

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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies (concluded)             5,500     Cintas Corporation                                     $    275,715
                                                       3,300     Deluxe Corporation                                          136,389
                                                       3,400     Equifax Inc.                                                 83,300
                                                       5,700     H&R Block, Inc.                                             315,609
                                                       1,800   + Monster Worldwide Inc.                                       39,528
                                                       7,700     Pitney Bowes Inc.                                           312,774
                                                       2,200     R.R. Donnelley & Sons Company                                66,330
                                                       3,500   + Robert Half International Inc.                               81,690
                                                      12,000     Waste Management, Inc.                                      355,200
                                                                                                                        ------------
                                                                                                                           2,110,138

------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.9%                       17,300   + ADC Telecommunications, Inc.                                 51,381
                                                       3,900   + Andrew Corporation                                           44,889
                                                       9,000   + Avaya Inc.                                                  116,460
                                                      12,200   + CIENA Corporation                                            81,008
                                                     156,600   + Cisco Systems, Inc.                                       3,803,814
                                                       7,600   + Comverse Technology, Inc.                                   133,684
                                                      27,700   + Corning Incorporated                                        288,911
                                                     202,700   + JDS Uniphase Corporation                                    739,855
                                                      84,000   + Lucent Technologies Inc.                                    238,560
                                                     101,403     Motorola, Inc.                                            1,426,740
                                                       9,200     QUALCOMM Incorporated                                       496,156
                                                       2,400   + QLogic Corporation                                          123,840
                                                       3,500     Scientific-Atlanta, Inc.                                     95,550
                                                      10,600   + Tellabs, Inc.                                                89,358
                                                                                                                        ------------
                                                                                                                           7,730,206

------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                        11,200   + Apple Computer, Inc.                                        239,344
                                                      46,100   + Dell Inc.                                                 1,565,556
                                                      61,008   + EMC Corporation                                             788,223
                                                       7,100   + Gateway Inc.                                                 32,660
                                                      73,810     Hewlett-Packard Company                                   1,695,416
                                                      42,400     International Business Machines Corporation               3,929,632
                                                      10,600   + Lexmark International Group, Inc. (Class A)                 833,584
                                                       2,400   + NCR Corporation                                              93,120
                                                       8,900   + Network Appliance, Inc.                                     182,717
                                                      81,700   + Sun Microsystems, Inc.                                      366,833
                                                                                                                        ------------
                                                                                                                           9,727,085

------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                      1,600     Fluor Corporation                                            63,424

------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                          2,500     Vulcan Materials Company                                    118,925

------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                               30,600     American Express Company                                  1,475,838
                                                      32,900     MBNA Corporation                                            817,565
                                                      12,100   + Providian Financial Corporation                             140,844
                                                      10,900     SLM Corporation                                             410,712
                                                                                                                        ------------
                                                                                                                           2,844,959

------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                          1,700     Ball Corporation                                            101,269
                                                       1,400     Bemis Company, Inc.                                          70,000
                                                       2,400   + Pactiv Corporation                                           57,360
                                                       2,200   + Sealed Air Corporation                                      119,108
                                                                                                                        ------------
                                                                                                                             347,737

------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                    1,700     Genuine Parts Company                                        56,440

------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.5%                127,913     Citigroup Inc.                                            6,208,897
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SCHEDULE OF INVESTMENTS

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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (concluded)             3,700     Moody's Corporation                                    $    224,035
                                                      10,400     The Principal Financial Group, Inc.                         343,928
                                                                                                                        ------------
                                                                                                                           6,776,860

------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 3.0%          9,200     ALLTEL Corporation                                          428,536
                                                      16,400     AT&T Corporation                                            332,920
                                                      46,600     BellSouth Corporation                                     1,318,780
                                                       4,700     CenturyTel, Inc.                                            153,314
                                                     197,900   + Qwest Communications International Inc.                     854,928
                                                      51,900     SBC Communications Inc.                                   1,353,033
                                                      17,500     Sprint Corporation                                          287,350
                                                      92,600     Verizon Communications                                    3,248,408
                                                                                                                        ------------
                                                                                                                           7,977,269

------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                              1,000   + Allegheny Energy, Inc.                                       12,760
                                                       2,100     Ameren Corporation                                           96,600
                                                      11,000     American Electric Power Company, Inc.                       335,610
                                                       2,000   + CMS Energy Corporation                                       17,040
                                                       6,100     CenterPoint Energy, Inc.                                     59,109
                                                       4,100     Cinergy Corp.                                               159,121
                                                       3,500     Consolidated Edison, Inc.                                   150,535
                                                       4,300     DTE Energy Company                                          169,420
                                                       7,300     Dominion Resources, Inc.                                    465,959
                                                      12,300     Edison International                                        269,739
                                                       5,600     Entergy Corporation                                         319,928
                                                       7,662     Exelon Corporation                                          508,450
                                                       5,900     FPL Group, Inc.                                             385,978
                                                       8,564     FirstEnergy Corp.                                           301,453
                                                      11,400   + PG&E Corporation                                            316,578
                                                       3,900     PPL Corporation                                             170,625
                                                       4,200     Progress Energy, Inc.                                       190,092
                                                      20,200     The Southern Company                                        611,050
                                                       4,800     TECO Energy, Inc.                                            69,168
                                                       4,200     TXU Corporation                                              99,624
                                                       4,800     Xcel Energy, Inc.                                            81,504
                                                                                                                        ------------
                                                                                                                           4,790,343

------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                            4,500     American Power Conversion Corporation                       110,025
                                                       2,300     Cooper Industries, Ltd. (Class A)                           133,239
                                                       9,100     Emerson Electric Co.                                        589,225
                                                       2,100   + Power-One, Inc.                                              22,743
                                                       4,200     Rockwell International Corporation                          149,520
                                                       1,300     Thomas & Betts Corporation                                   29,757
                                                                                                                        ------------
                                                                                                                           1,034,509

------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%              3,100     PerkinElmer, Inc.                                            52,917
                                                      19,100   + Sanmina - SCI Corporation                                   240,851
                                                       9,300   + Solectron Corporation                                        54,963
                                                       5,400     Symbol Technologies, Inc.                                    91,206
                                                       2,200     Tektronix, Inc.                                              69,520
                                                       7,200   + Thermo Electron Corporation                                 181,440
                                                       2,900   + Waters Corporation                                           96,164
                                                                                                                        ------------
                                                                                                                             787,061

------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 0.9%                      3,800   + BJ Services Company                                         136,420
                                                       6,100     Baker Hughes Incorporated                                   196,176
                                                      10,700     Halliburton Company                                         278,200
                                                       3,000   + Nabors Industries, Ltd.                                     124,500
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                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service (concluded)                 3,100   + Noble Corporation                                      $    110,918
                                                      12,800     Schlumberger Limited                                        700,416
                                                      32,000   + Transocean Inc.                                             768,320
                                                                                                                        ------------
                                                                                                                           2,314,950

------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.6%                        9,300     Albertson's, Inc.                                           210,645
                                                       9,400     CVS Corporation                                             339,528
                                                       9,500   + Costco Wholesale Corporation                                353,210
                                                      19,300   + The Kroger Co.                                              357,243
                                                      21,200     SUPERVALU Inc.                                              606,108
                                                      16,400     SYSCO Corporation                                           610,572
                                                      28,100   + Safeway Inc.                                                615,671
                                                     107,400     Wal-Mart Stores, Inc.                                     5,697,570
                                                      23,900     Walgreen Co.                                                869,482
                                                       3,600     Winn-Dixie Stores, Inc.                                      35,820
                                                                                                                        ------------
                                                                                                                           9,695,849

------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                                  66,100     Archer-Daniels-Midland Company                            1,006,042
                                                      10,100     Campbell Soup Company                                       270,680
                                                      13,800     ConAgra, Inc.                                               364,182
                                                       8,900     General Mills, Inc.                                         403,170
                                                       7,700     H.J. Heinz Company                                          280,511
                                                       2,400     Hershey Foods Corporation                                   184,776
                                                       9,800     Kellogg Company                                             373,184
                                                      19,700     Sara Lee Corporation                                        427,687
                                                       5,400     Wm. Wrigley Jr. Company                                     303,534
                                                                                                                         -----------
                                                                                                                           3,613,766

------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%                                   3,800     KeySpan Corporation                                         139,840
                                                       2,900     Kinder Morgan, Inc.                                         171,390
                                                       1,100     NICOR, Inc.                                                  37,444
                                                       2,015     NiSource Inc.                                                44,209
                                                         900     Peoples Energy Corporation                                   37,836
                                                      32,500     Sempra Energy                                               976,950
                                                                                                                        ------------
                                                                                                                           1,407,669

------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.8%                2,200     Applera Corporation-Applied Biosystems Group                 45,562
                                                       1,200     Bausch & Lomb Incorporated                                   62,280
                                                      39,400     Baxter International Inc.                                 1,202,488
                                                       8,200     Becton, Dickinson and Company                               337,348
                                                       6,300     Biomet, Inc.                                                229,383
                                                      13,800   + Boston Scientific Corporation                               507,288
                                                       1,300     C.R. Bard, Inc.                                             105,625
                                                      25,500     Medtronic, Inc.                                           1,239,555
                                                       1,200   + Millipore Corporation                                        51,660
                                                       4,400   + St. Jude Medical, Inc.                                      269,940
                                                       5,000     Stryker Corporation                                         425,050
                                                       5,050   + Zimmer Holdings, Inc.                                       355,520
                                                                                                                        ------------
                                                                                                                           4,831,699

------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.4%                5,000     Aetna Inc. (New Shares)                                     337,900
                                                      11,500     AmerisourceBergen Corporation                               645,725
                                                      14,200     CIGNA Corporation                                           816,500
                                                       9,655     Cardinal Health, Inc.                                       590,500
                                                       2,400     Health Management Associates, Inc. (Class A)                 57,600
                                                       7,000   + Humana Inc.                                                 159,950
                                                       5,893     IMS Health Incorporated                                     146,500
                                                      25,400     McKesson HBOC, Inc.                                         816,864
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                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services (concluded)           6,114   + Medco Health Solutions, Inc.                           $    207,815
                                                       2,600     Quest Diagnostics Incorporated                              190,086
                                                      35,000   + Tenet Healthcare Corporation                                561,750
                                                      29,400     UnitedHealth Group Incorporated                           1,710,492
                                                       3,700   + WellPoint Health Networks Inc.                              358,863
                                                                                                                        ------------
                                                                                                                           6,600,545

------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%                  13,135     Carnival Corporation                                        521,853
                                                       3,492     Carnival PLC (ADR)(c)                                       140,239
                                                       4,400     Harrah's Entertainment, Inc.                                218,988
                                                       8,600     Hilton Hotels Corporation                                   147,318
                                                       5,000     International Game Technology                               178,500
                                                       4,000     Marriott International, Inc. (Class A)                      184,800
                                                      12,900     McDonald's Corporation                                      320,307
                                                       9,100   + Starbucks Corporation                                       300,846
                                                       4,300     Starwood Hotels & Resorts Worldwide, Inc.                   154,671
                                                       2,600     Wendy's International, Inc.                                 102,024
                                                       9,900   + YUM! Brands, Inc.                                           340,560
                                                                                                                        ------------
                                                                                                                           2,610,106

------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                              1,700   + American Greetings Corporation  (Class A)                    37,179
                                                      10,000     The Black & Decker Corporation                              493,200
                                                         170   + Cavco Industries, Inc.                                        4,080
                                                       3,500     Fortune Brands, Inc.                                        250,215
                                                       4,900     Leggett & Platt, Incorporated                               105,987
                                                       2,000     Maytag Corporation                                           55,700
                                                       6,900     Newell Rubbermaid Inc.                                      157,113
                                                       1,400     Pulte Corporation                                           131,068
                                                       1,500     Snap-On Incorporated                                         48,360
                                                       2,200     The Stanley Works                                            83,314
                                                         400     Whirlpool Corporation                                        29,060
                                                                                                                        ------------
                                                                                                                           1,395,276

------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                              6,800     The Clorox Company                                          330,208
                                                      13,800     Colgate-Palmolive Company                                   690,690
                                                       2,420     The Dial Corporation                                         68,897
                                                      11,100     Kimberly-Clark Corporation                                  655,899
                                                      31,800     The Procter & Gamble Company                              3,176,184
                                                                                                                        ------------
                                                                                                                           4,921,878

------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                                    15,100     Automatic Data Processing, Inc.                             598,111
                                                           3   + Cognizant Technology Solutions Corporation                      137
                                                       6,300   + Computer Sciences Corporation                               278,649
                                                      37,960   + Concord EFS, Inc.                                           563,326
                                                       3,500   + Convergys Corporation                                        61,110
                                                      12,200     Electronic Data Systems Corporation                         299,388
                                                      11,400     First Data Corporation                                      468,426
                                                       5,650   + Fiserv, Inc.                                                223,232
                                                       9,000     Paychex, Inc.                                               334,800
                                                       2,900     Sabre Holdings Corporation                                   62,611
                                                       6,900   + Sungard Data Systems Inc.                                   191,199
                                                       8,400   + Unisys Corporation                                          124,740
                                                                                                                        ------------
                                                                                                                           3,205,729

------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.8%                       18,600     3M Co.                                                    1,581,558
                                                     249,200     General Electric Company                                  7,720,216
                                                       3,400     Textron, Inc.                                               194,004
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SCHEDULE OF INVESTMENTS

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Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates (concluded)                  26,042     Tyco International Ltd.                                $    690,113
                                                                                                                        ------------
                                                                                                                          10,185,891

------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.8%                                       4,300     ACE Limited                                                 178,106
                                                      13,300     AFLAC Incorporated                                          481,194
                                                      36,700     The Allstate Corporation                                  1,578,834
                                                       2,550     Ambac Financial Group, Inc.                                 176,944
                                                      56,775     American International Group, Inc.                        3,763,047
                                                       7,900     Aon Corporation                                             189,126
                                                       4,700     The Chubb Corporation                                       320,070
                                                       4,100     Cincinnati Financial Corporation                            171,708
                                                       6,700     The Hartford Financial Services Group, Inc.                 395,501
                                                       3,400     Jefferson - Pilot Corporation                               172,210
                                                       7,500     John Hancock Financial Services, Inc.                       281,250
                                                       4,500     Lincoln National Corporation                                181,665
                                                       4,400     Loews Corporation                                           217,580
                                                       3,500     MBIA, Inc.                                                  207,305
                                                      31,100     Marsh & McLennan Companies, Inc.                          1,489,379
                                                      16,800     MetLife, Inc.                                               565,656
                                                       5,500     The Progressive Corporation                                 459,745
                                                      13,200     Prudential Financial, Inc.                                  551,364
                                                       3,300     SAFECO Corporation                                          128,469
                                                       3,500     The St. Paul Companies, Inc.                                138,775
                                                       2,900     Torchmark Corporation                                       132,066
                                                      24,525     Travelers Property Casualty Corp. (Class B)                 416,189
                                                       7,600     UnumProvident Corporation                                   119,852
                                                       8,100     XL Capital Ltd. (Class A)                                   628,155
                                                                                                                        ------------
                                                                                                                          12,944,190

------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%                      15,300   + eBay Inc.                                                   988,227

------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%                   17,816   + Yahoo! Inc.                                                 804,749

------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                    1,800     Brunswick Corporation                                        57,294
                                                       8,500     Eastman Kodak Company                                       218,195
                                                       3,800     Hasbro, Inc.                                                 80,864
                                                      11,100     Mattel, Inc.                                                213,897
                                                                                                                        ------------
                                                                                                                             570,250

------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                                       8,700     Caterpillar Inc.                                            722,274
                                                       1,300     Crane Co.                                                    39,962
                                                       1,000     Cummins Engine Company, Inc.                                 48,940
                                                       4,900     Danaher Corporation                                         449,575
                                                       6,100     Deere & Company                                             396,805
                                                       7,300     Dover Corporation                                           290,175
                                                       1,700     Eaton Corporation                                           183,566
                                                       2,200     ITT Industries, Inc.                                        163,262
                                                       4,100     Ingersoll-Rand Company (Class A)                            278,308
                                                       3,000     Pall Corporation                                             80,490
                                                       3,000     Parker-Hannifin Corporation                                 178,500
                                                                                                                        ------------
                                                                                                                           2,831,857

------------------------------------------------------------------------------------------------------------------------------------
Media - 3.6%                                             300     Clear Channel Communications, Inc.                           14,049
                                                      49,857   + Comcast Corporation (Class A)                             1,638,799
                                                      19,900   + Comcast Corporation (Special Class A)                       622,472
                                                       6,400     Gannett Co., Inc.                                           570,624
                                                       2,000     Knight Ridder, Inc.                                         154,740
                                                       4,800     The McGraw-Hill Companies, Inc.                             335,616
                                                       1,200     Meredith Corporation                                         58,572


                                      7-M

                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Media (concluded)                                      3,800     The New York Times Company (Class A)                   $    181,602
                                                       1,300     Omnicom Group Inc.                                          113,529
                                                     111,425   + Time Warner Inc.                                          2,004,536
                                                       6,100     Tribune Company                                             314,760
                                                       6,800   + Univision Communications Inc. (Class A)                     269,892
                                                         400     Viacom, Inc. (Class A)                                       17,708
                                                      62,606     Viacom, Inc. (Class B)                                    2,778,454
                                                      30,800     The Walt Disney Company                                     718,564
                                                                                                                        ------------
                                                                                                                           9,793,917

------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                                18,800     Alcoa Inc.                                                  714,400
                                                         700     Allegheny Technologies Incorporated                           9,254
                                                       9,000     Newmont Mining Corporation                                  437,490
                                                       2,600     United States Steel Corporation                              91,052
                                                       2,200     Worthington Industries, Inc.                                 39,666
                                                                                                                        ------------
                                                                                                                           1,291,862

------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.4%             8,300   + The AES Corporation                                          78,352
                                                       9,400   + Calpine Corporation                                          45,214
                                                       4,000     Constellation Energy Group                                  156,640
                                                      18,200     Duke Energy Corporation                                     372,190
                                                       9,700   + Dynegy Inc. (Class A)                                        41,516
                                                      15,500     El Paso Corporation                                         126,945
                                                           1     National Grid Group PLC (ADR)(c)                                 36
                                                       5,400     Public Service Enterprise Group Incorporated                236,520
                                                       6,500     The Williams Companies, Inc.                                 63,830
                                                                                                                        ------------
                                                                                                                           1,121,243

------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.3%                                2,500   + Big Lots, Inc.                                               35,525
                                                       2,200     Dillard's, Inc. (Class A)                                    36,212
                                                       8,000     Dollar General Corporation                                  167,920
                                                       5,600     Family Dollar Stores, Inc.                                  200,928
                                                       6,500     Federated Department Stores, Inc.                           306,345
                                                      29,400     J.C. Penney Company, Inc.                                   772,632
                                                      15,500   + Kohl's Corporation                                          696,570
                                                       3,800     The May Department Stores Company                           110,466
                                                       2,700     Nordstrom, Inc.                                              92,610
                                                       6,400     Sears, Roebuck & Co.                                        291,136
                                                      20,800     Target Corporation                                          798,720
                                                                                                                        ------------
                                                                                                                           3,509,064

------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                             20,000   + Xerox Corporation                                           276,000

------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 4.9%                                       2,000     Amerada Hess Corporation                                    106,340
                                                       4,700     Anadarko Petroleum Corporation                              239,747
                                                       1,500     Apache Corporation                                          121,650
                                                      20,200     Ashland Inc.                                                890,012
                                                       6,700     Burlington Resources Inc.                                   371,046
                                                      25,712     ChevronTexaco Corporation                                 2,221,260
                                                      17,151     ConocoPhillips                                            1,124,591
                                                       4,245     Devon Energy Corporation                                    243,069
                                                       1,200     EOG Resources, Inc.                                          55,404
                                                     164,800     Exxon Mobil Corporation                                   6,756,800
                                                      10,800     Marathon Oil Corporation                                    357,372
                                                      12,000     Occidental Petroleum Corporation                            506,880
                                                       2,200     Sunoco, Inc.                                                112,530
                                                       6,100     Unocal Corporation                                          224,663
                                                                                                                        ------------
                                                                                                                          13,331,364


                                      8-M

                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%                         6,500     Georgia-Pacific Group                                  $    199,355
                                                      10,000     International Paper Company                                 431,100
                                                       2,700   + Louisiana-Pacific Corporation                                48,276
                                                       5,079     MeadWestvaco Corporation                                    151,100
                                                       6,800     Weyerhaeuser Company                                        435,200
                                                                                                                        ------------
                                                                                                                           1,265,031

------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                               1,400     Alberto-Culver Company (Class B)                             88,312
                                                       5,600     Avon Products, Inc.                                         377,944
                                                      25,700     The Gillette Company                                        943,961
                                                                                                                        ------------
                                                                                                                           1,410,217

------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.9%                                37,700     Abbott Laboratories                                       1,756,820
                                                       1,800     Allergan Inc.                                               138,258
                                                      31,100     Bristol-Myers Squibb Company                                889,460
                                                      10,072   + CIMA Labs Inc.                                              328,549
                                                      18,900     Eli Lilly and Company                                     1,329,237
                                                       6,675   + Esperion Therapeutics, Inc.                                 231,022
                                                       7,500   + Forest Laboratories, Inc.                                   463,500
                                                      76,386     Johnson & Johnson                                         3,946,101
                                                       6,100   + King Pharmaceuticals, Inc.                                   93,086
                                                      72,902     Merck & Co., Inc.                                         3,368,072
                                                     169,240     Pfizer, Inc.                                              5,979,249
                                                      37,000     Schering-Plough Corporation                                 643,430
                                                       4,300   + Watson Pharmaceuticals, Inc.                                197,800
                                                      48,600     Wyeth                                                     2,063,070
                                                                                                                        ------------
                                                                                                                          21,427,654

------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%                                     1,200     Apartment Investment & Management Company (Class A)          41,400
                                                      16,100     Equity Office Properties Trust                              461,265
                                                       9,400     Equity Residential Properties Trust                         277,394
                                                       1,300     Plum Creek Timber Company Inc.                               39,585
                                                       6,900     ProLogis Trust                                              221,421
                                                       4,400     Simon Property Group, Inc.                                  203,896
                                                                                                                        ------------
                                                                                                                           1,244,961

------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                    11,500     Burlington Northern Santa Fe Corporation                    372,025
                                                       5,400     CSX Corporation                                             194,076
                                                       9,900     Norfolk Southern Corporation                                234,135
                                                      13,800     Union Pacific Corporation                                   958,824
                                                                                                                        ------------
                                                                                                                           1,759,060

------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                           100   + Altera Corporation                                            2,270
Equipment - 3.8%                                       8,800     Analog Devices, Inc.                                        401,720
                                                      44,900   + Applied Materials, Inc.                                   1,008,005
                                                       7,900   + Applied Micro Circuits Corporation                           47,242
                                                     163,700     Intel Corporation                                         5,271,140
                                                       4,900   + KLA-Tencor Corporation                                      287,483
                                                      16,600   + LSI Logic Corporation                                       147,242
                                                       7,200     Linear Technology Corporation                               302,904
                                                       7,997     Maxim Integrated Products, Inc.                             398,251
                                                      61,300   + Micron Technology, Inc.                                     825,711
                                                       6,300   + National Semiconductor Corporation                          248,283
                                                       4,400   + PMC - Sierra, Inc.                                           88,660
                                                       2,000   + Teradyne, Inc.                                               50,900
                                                      26,800     Texas Instruments Incorporated                              787,384


                                      9-M

                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                         6,800   + Xilinx, Inc.                                           $    263,432
Equipment (concluded)
                                                                                                                        ------------
                                                                                                                          10,130,627

------------------------------------------------------------------------------------------------------------------------------------
Software - 4.7%                                        4,400     Adobe Systems Incorporated                                  172,920
                                                       2,900     Autodesk, Inc.                                               71,282
                                                       5,600   + BMC Software, Inc.                                          104,440
                                                       1,400   + Citrix Systems, Inc.                                         29,694
                                                      17,400     Computer Associates International, Inc.                     475,716
                                                       9,900   + Compuware Corporation                                        59,796
                                                       6,200   + Electronic Arts Inc.                                        296,236
                                                      15,500   + Intuit Inc.                                                 820,105
                                                       2,100   + Mercury Interactive Corporation                             102,144
                                                     275,400     Microsoft Corporation                                     7,584,516
                                                      41,700   + Novell, Inc.                                                438,684
                                                     137,000   + Oracle Corporation                                        1,808,400
                                                       5,800   + PeopleSoft, Inc.                                            132,240
                                                       6,100   + Siebel Systems, Inc.                                         84,607
                                                       6,608   + Systems & Computer Technology Corporation                   108,041
                                                      12,401   + VERITAS Software Corporation                                460,821
                                                                                                                        ------------
                                                                                                                          12,749,642

------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.6%                                6,800   + AutoNation, Inc.                                            124,916
                                                       6,200   + Bed, Bath & Beyond Inc.                                     268,770
                                                       8,100     Best Buy Co., Inc.                                          423,144
                                                       4,400     Circuit City Stores - Circuit City Group                     44,572
                                                      25,800     The Gap, Inc.                                               598,818
                                                      56,400     The Home Depot, Inc.                                      2,001,636
                                                      17,100     The Limited, Inc.                                           308,313
                                                      18,500     Lowe's Companies, Inc.                                    1,024,715
                                                      10,500   + Office Depot, Inc.                                          175,455
                                                      24,100     RadioShack Corporation                                      739,388
                                                       9,600     The Sherwin-Williams Company                                333,504
                                                      14,800   + Staples, Inc.                                               404,040
                                                      12,400     The TJX Companies, Inc.                                     273,420
                                                       3,500     Tiffany & Co.                                               158,200
                                                       4,300   + Toys 'R' Us, Inc.                                            54,352
                                                                                                                        ------------
                                                                                                                           6,933,243

------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%                3,000     Jones Apparel Group, Inc.                                   105,690
                                                       2,600     Liz Claiborne, Inc.                                          92,196
                                                       6,700     Nike, Inc. (Class B)                                        458,682
                                                       1,400     Reebok International Ltd.                                    55,048
                                                       2,400     V. F. Corporation                                           103,776
                                                                                                                        ------------
                                                                                                                             815,392

------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.7%                     13,700     Fannie Mae                                                1,028,322
                                                      30,020     Freddie Mac                                               1,750,766
                                                       1,200     Golden West Financial Corporation                           123,828
                                                       1,200     MGIC Investment Corporation                                  68,328
                                                      43,291     Washington Mutual, Inc.                                   1,736,835
                                                                                                                        ------------
                                                                                                                           4,708,079

------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%                                        40,600     Altria Group, Inc.                                        2,209,452
                                                       1,000     R.J. Reynolds Tobacco Holdings, Inc.                         58,150
                                                       2,300     UST Inc.                                                     82,087
                                                                                                                        ------------
                                                                                                                           2,349,689


                                      10-M

                               Master Enhanced S&P 500 Series, December 31, 2003

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
Industry#                                        Shares                   Common Stocks                                    Value
                                                  Held
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                2,300     W. W. Grainger, Inc.                                  $    108,997

------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%           106,700   + AT&T Wireless Services Inc.                                852,533
                                                      24,227   + Nextel Communications, Inc. (Class A)                      679,810
                                                      26,400   + Sprint Corp. (PCS Group)                                   148,368
                                                                                                                        ------------
                                                                                                                          1,680,711

------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investment in Common Stock (Cost - $215,122,440) - 96.4%        259,822,981

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Beneficial               Short-Term Securities                           Value
                                                   Interest
            ------------------------------------------------------------------------------------------------------------------------
                                                $  8,863,491     Merrill Lynch Liquidity Series,
                                                                 LLC-Cash Sweep Series I (b)                              8,863,491
                                                $  1,273,948     Merrill Lynch Liquidity Series,
                                                                 LLC-Money Market Series (b)(d)                           1,273,948
                                                     424,652     Merrill Lynch Premier Institutional
                                                                 Fund (b)(d)                                                424,652
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Investment in Short-Term Securities (Cost - $10,562,091) - 3.9%     10,562,091

------------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $225,684,531) - 100.3%                         270,385,072
                                               Short Sales (Proceeds - $20,247)** - 0.0%                                    (20,120)
                                               Variation Margin on Financial Futures Contracts* - 0.0%                       27,600
                                               Liabilities in Excess of Other Assets - (0.3%)                              (918,024)
                                                                                                                       ------------
                                               Net Assets - 100.0%                                                     $269,474,528
                                                                                                                       ============

+     Non-income producing security.
(a)   An affiliate of the Series.
(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
      --------------------------------------------------------------------------
                                                                       Interest/
                                                         Net           Dividend
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc. Common Stock                 600      $   1,472
      Merrill Lynch Liquidity Series,
        LLC-Cash Sweep Series I                      $ 5,977,822      $  79,674
      Merrill Lynch Liquidity Series,
        LLC-Money Market Series                      $   826,097      $     724
      Merrill Lynch Premier Institutional Fund            27,500      $     445
      --------------------------------------------------------------------------
(c)   American Depositary Receipts (ADR).
(d)   Security was purchased with the cash proceeds from securities loans.
*     Financial futures contracts purchased as of December 31, 2003 were as follows:
      --------------------------------------------------------------------------
      Number of                         Expiration        Face        Unrealized
      Contracts          Issue             Date           Value          Gains
      --------------------------------------------------------------------------
          38          S&P 500 Index      March 2004     $10,148,152    $ 402,548
      --------------------------------------------------------------------------
      Total Unrealized Gains                                           $ 402,548
                                                                       =========
      --------------------------------------------------------------------------
**    Covered short sales entered into as of December 31, 2003 were as follows:
      --------------------------------------------------------------------------
      Shares                                      Issue                  Value
      --------------------------------------------------------------------------
      484                                     Piper Jaffray Cos.      $ (20,120)
      --------------------------------------------------------------------------
      Total (Proceeds - $20,247)                                      $ (20,120)
                                                                      =========
      --------------------------------------------------------------------------
# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited. See Notes to Financial Statements.


                                      11-M

                               Master Enhanced S&P 500 Series, December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER ENHANCED
S&P 500
SERIES              As of December 31, 2003
-----------------------------------------------------------------------------------------------------------------
Assets:             Investments, at value (including securities loaned of $1,608,306)
                    (identified cost - $225,684,531) ..................................              $270,385,072
                    Cash on deposit for financial futures contracts ...................                   592,000
                    Receivables:
                          Dividends ...................................................  $325,608
                          Contributions ...............................................   181,047
                          Variation margin ............................................    27,600
                          Securities sold .............................................    20,247
                          Interest ....................................................     7,893
                          Loaned securities income ....................................     5,587         567,982
                                                                                         --------
                    Prepaid expenses and other assets .................................                       826
                                                                                                     ------------
                    Total assets ......................................................               271,545,880
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
Liabilities:        Common Stock sold short, at market value (proceeds $20,247) .......                    20,120
                    Collateral on securities loaned, at value .........................                 1,698,600
                    Payables:
                          Securities purchased ........................................   185,581
                          Custodian bank ..............................................   154,747
                          Other affiliates ............................................     2,231
                          Investment adviser ..........................................       365         342,924
                                                                                         --------
                    Accrued expenses ..................................................                     9,708
                                                                                                     ------------
                    Total liabilities .................................................                 2,071,352
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
Net Assets:         Net assets ........................................................              $269,474,528
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------
Net Assets          Investors' capital ................................................              $224,371,312
Consist of:         Unrealized appreciation on investments-net ........................                45,103,216
                                                                                                     ------------
                    Net assets ........................................................              $269,474,528
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      12-M

                               Master Enhanced S&P 500 Series, December 31, 2003
STATEMENT OF OPERATIONS

MASTER ENHANCED
S&P 500
SERIES                  For the Year Ended December 31, 2003
-------------------------------------------------------------------------------------------------------------------
Investment              Dividends (net of $1 foreign withholding tax) ...................               $ 3,473,949
Income:                 Dividends from affiliates .......................................                     1,472
                        Interest ........................................................                    79,674
                        Securities lending-net ..........................................                     1,169
                                                                                                        -----------
                        Total income ....................................................                 3,556,264
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
Expenses:               Professional fees ...............................................    $84,074
                        Accounting services .............................................     33,218
                        Custodian fees ..................................................     30,214
                        Investment advisory fees ........................................     19,923
                        Other ...........................................................      4,915
                        Printing and shareholder reports ................................      3,189
                        Trustees' fees and expenses .....................................      2,541
                                                                                             -------
                        Total expenses ..................................................                   178,074
                                                                                                        -----------
                        Investment income-net ...........................................                 3,378,190
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
Realized &              Realized gain on investments-net ................................                   547,156
Unrealized Gain         Change in unrealized appreciation/depreciation on investments-net                47,047,366
on Investments-Net:                                                                                     -----------
                        Total realized and unrealized gain on investments-net ...........                47,594,522
                                                                                                        -----------
                        Net Increase in Net Assets Resulting from Operations ............               $50,972,712
                                                                                                        ===========
-------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.


                                      13-M

                               Master Enhanced S&P 500 Series, December 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

MASTER ENHANCED                                                                          For the Year Ended December 31,
S&P 500                                                                                  -------------------------------
SERIES              Increase (Decrease) in Net Assets:                                        2003              2002
------------------------------------------------------------------------------------------------------------------------
Operations:         Investment income-net ...........................................    $   3,378,190     $   1,311,443
                    Realized gain (loss) on investments-net .........................          547,156       (11,240,153)
                    Change in unrealized appreciation/depreciation on investments-net       47,047,366          (655,776)
                                                                                         -------------     -------------
                    Net increase (decrease) in net assets resulting from operations .       50,972,712       (10,584,486)
                                                                                         -------------     -------------
------------------------------------------------------------------------------------------------------------------------
Capital             Proceeds from contributions .....................................       73,722,376       106,524,147
Transactions:       Fair value of withdrawals .......................................      (14,812,247)      (10,421,067)
                                                                                         -------------     -------------
                    Net increase in net assets derived from capital transactions ....       58,910,129        96,103,080
                                                                                         -------------     -------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:         Total increase in net assets ....................................      109,882,841        85,518,594
                    Beginning of year ...............................................      159,591,687        74,073,093
                                                                                         -------------     -------------
                    End of year .....................................................    $ 269,474,528     $ 159,591,687
                                                                                         =============     =============
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      14-M

                               Master Enhanced S&P 500 Series, December 31, 2003

FINANCIAL HIGHLIGHTS

MASTER ENHANCED
S&P 500
SERIES
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the Period
                 The following ratios have                           For the Year Ended December 31,       September 1, 2000+
                 been derived from information provided     ---------------------------------------------    to December 31,
                 in the financial statements.                   2003            2002             2001             2000
----------------------------------------------------------------------------------------------------------------------------
Total Investment                                                  27.63%          (21.61%)         (11.67%)            --
Return:**                                                   ===========      ===========      ===========     ===========
----------------------------------------------------------------------------------------------------------------------------
Ratios to        Expenses, net of reimbursement ........            .09%             .08%             .08%            .08% *
Average Net                                                 ===========      ===========      ===========     ===========
Assets:          Expenses ..............................            .09%             .18%             .20%            .44% *
                                                            ===========      ===========      ===========     ===========
                 Investment income-net .................           1.70%            1.59%            1.36%           1.42% *
                                                            ===========      ===========      ===========     ===========
----------------------------------------------------------------------------------------------------------------------------
Supplemental     Net assets, end of period (in thousands)   $   269,475      $   159,592      $    74,073     $    41,184
Data:                                                       ===========      ===========      ===========     ===========
                 Portfolio turnover ....................          78.62%          101.85%          136.32%          49.36%
                                                            ===========      ===========      ===========     ===========
----------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.
*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


                                      15-M

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.


                                      16-M

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


                                      17-M

(d) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank - The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2003, MLIM received $480 in securities lending agent fees from the Series.


                                      18-M

In addition, MLPF&S received $ 1,811 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2003.

For the year ended December 31, 2003, the Series reimbursed FAM $3,917 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $208,707,475 and $149,540,942, respectively.

Net realized gains (losses) for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

================================================================================
                                                  Realized           Unrealized
                                               Gains (Losses)          Gains
--------------------------------------------------------------------------------
 Long-term investments ..................        $(1,624,340)        $44,700,541
 Short sales ............................                 --                 127
 Financial futures contracts ............          2,171,496             402,548
                                                 -----------         -----------
 Total ..................................        $   547,156         $45,103,216
                                                 ===========         ===========
================================================================================

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $38,730,036, of which $39,545,392 related to appreciated securities and $815,356 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $231,655,036.

4. Short-Term Borrowings:
The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.


                                      19-M

INDEPENDENT AUDITORS' REPORT

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series of Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2004


                                      20-M

Officers and Directors/Trustees (unaudited)

                                                                                                     Number of
                                                                                                     Portfolios       Other
                                                                                                       in Fund        Public
                                                                                                       Complex     Directorships
                                      Position(s)   Length                                           Overseen by      Held by
                                      Held with     of Time     Principal Occupation(s) During Past    Director/      Director/
      Name          Address & Age     Fund/Trust    Served                   5 Years                   Trustee        Trustee
====================================================================================================================================
Interested Director/Trustee
====================================================================================================================================
Terry K. Glenn*    P.O. Box 9011      President      2000 to    President and Chairman of the         123 Funds       None
                   Princeton, NJ      and            present    Merrill Lynch Investment Managers,    160 Portfolios
                   08543-9011         Director/      and 1997   L.P. ("MLIM")/Fund Asset
                   Age: 63            Trustee        to         Management, L.P. ("FAM")--Advised
                                                     present    Funds since 1999; Chairman
                                                                (Americas Region) of MLIM from
                                                                2000 to 2002; Executive Vice
                                                                President of FAM and MLIM (which
                                                                terms as used herein include their
                                                                corporate predecessors) from 1983
                                                                to 2002; President of FAM
                                                                Distributors, Inc. ("FAMD") from
                                                                1986 to 2002 and Director thereof
                                                                from 1991 to 2002; Executive Vice
                                                                President and Director of
                                                                Princeton Services, Inc.
                                                                ("Princeton Services") from 1993
                                                                to 2002; President of Princeton
                                                                Administrators, L.P. from 1989 to
                                                                2002; Director of Financial Data
                                                                Services, Inc. since 1985.

                   * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
                   FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment
                   Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton
                   Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr.
                   Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
====================================================================================================================================
Donald W. Burton   P.O. Box 9095      Director/      2002 to    Manager of The Burton Partnership,    23 Funds        ITC Delta-
                   Princeton, NJ      Trustee        present    Limited Partnership since 1979;       36 Portfolios   Com, Inc.,
                   08543-9095                                   Managing General Partner of the                       ITC
                   Age: 59                                      South Atlantic Venture Funds,                         Financial
                                                                Limited Partnerships and Chairman                     Services,
                                                                of South Atlantic Private Equity                      Knology,
                                                                Fund IV, Limited Partnership since                    Inc.,
                                                                1983; Member of the Investment                        PriCare,
                                                                Advisory Council of the Florida                       Inc.,
                                                                State Board of Administration                         Symbion,
                                                                since 2001.                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum     P.O. Box 9095      Director/      2000 to    James R. Williston Professor of       24 Funds        Cambridge
                   Princeton, NJ      Trustee        present    Investment Management Emeritus,       37 Portfolios   Bancorp
                   08543-9095                                   Harvard Business School since
                   Age: 71                                      1996; Chairman and Director of
                                                                Phaeton International, Ltd. From
                                                                1985 to present; Director of
                                                                Cambridge Bancorp since 1969.
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon       P.O. Box 9095      Director/      2000 to    Professor of Finance and              23 Funds        None
Hodrick            Princeton, NJ      Trustee        present    Economics, Graduate                   36 Portfolios
                   08543-9095                                   School of Business, Columbia
                   Age: 41                                      University since 1998; Associate
                                                                Professor of Finance and
                                                                Economics, Graduate School of
                                                                Business, Columbia University
                                                                from 1996 to 1998.


                                      21-M

Officers and Directors/Trustees (unaudited) (concluded)

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
                                                                                              Complex        Other Public
                                          Position(s)   Length of                             Overseen by    Directorships Held
                                          Held with     Time        Principal Occupation(s)   Director/      by Director/
Name               Address & Age          Fund/Trust    Served      During Past 5 Years       Trustee        Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
====================================================================================================================================
David H. Walsh     P.O. Box 9095          Director/     2003 to     Consultant with Putnam    23 Funds       None
                   Princeton, NJ          Trustee       present     Investments since 1993    36 Portfolios
                   08543-9095                                       and employed in various
                   Age: 62                                          capacities therewith
                                                                    from 1971 to 1992;
                                                                    Director of the
                                                                    National Audubon
                                                                    Society since 2000;
                                                                    Director of the
                                                                    American Museum of Fly
                                                                    Fishing since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss      P.O. Box 9095          Director/     2000 to     Managing Director of      23 Funds       Watson
                   Princeton, NJ          Trustee       present     FGW Associates since      36 Portfolios  Pharmaceuticals,Inc.
                   08543-9095                                       1997; Vice President,
                   Age: 62                                          Planning, Investment
                                                                    and Development of
                                                                    Warner Lambert Co. from
                                                                    1979 to 1997; Director
                                                                    of BTG International,
                                                                    PLC since 2001; Inc.
                                                                    Director of KIMC
                                                                    Investment, Inc. since
                                                                    2003; Director of
                                                                    Osmotica Holdings Corp.
                                                                    AVV since 2003

                   * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                                          Position(s)   Length of
                                          Held with     Time
Name               Address & Age          Fund/Trust    Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
====================================================================================================================================
Donald C. Burke    P.O. Box 9011          Vice          1997 to     First Vice President of FAM and MLIM since 1997 and
                   Princeton, NJ          President     present     Treasurer thereof since 1999; Senior Vice President and
                   08543-9011             and           and 1999    Treasurer of Princeton Services since 1999; Vice President
                   Age: 43                Treasurer     to present  of FAMD since 1999; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll,    P.O. Box 9011          Senior Vice   1999 to     President of MLIM and member of the Executive Management
Jr.                Princeton, NJ          President     present     Committee of ML & Co., Inc. since 2001; Global Chief
                   08543-9011                                       Investment Officer and Senior Portfolio Manager of MLIM
                   Age: 49                                          since 1999; Chief Investment Officer of Equities at
                                                                    Oppenheimer Funds, Inc. from 1990 to 1999 and Chief
                                                                    Investment Officer thereof from 1998 to 1999; Executive
                                                                    Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard Vella      P.O. Box 9011          Vice          1999 to     Managing Director and Head of Global Index and Enhanced
                   Princeton, NJ          President     present     Index products for Merrill Lynch Quantitative Advisors
                   08543-9011                                       since 1999; Managing Director and Head of the Global Index
                   Age: 46                                          and Enhanced Index business at Bankers Trust from 1984 to
                                                                    1999.
------------------------------------------------------------------------------------------------------------------------------------
Brian D. Stewart   P.O. Box 9011          Secretary     2003 to     Vice President (Legal Advisory) of MLIM since 2002;
                   Princeton, NJ                        present     Attorney with Reed Smith from 2001 to 2002; Attorney with
                   08543-9011                                       Saul Ewing from 1999 to 2001.
                   Age: 34
------------------------------------------------------------------------------------------------------------------------------------
                   * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                   Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional
                   Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                      22-M

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $30,900               2002 -- $31,400

         (b) Audit-Related Fees - 2003 -- $0            2002 -- $0

         (c) Tax Fees - 2003 -- $8,800                  2002 -- $10,500
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0                2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437                        2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Enhanced S&P 500 Series


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Master Enhanced S&P 500 Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Master Enhanced S&P 500 Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Enhanced S&P 500 Series

        Date: February 23, 2004